Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Jan. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued expenses as of January 31, 2012 and 2011 consist of:

	January 31,
	2012	2011
	(In thousands)
Accrued compensation and benefits	$59,219	$59,622
Accounts payable	58,156	51,553
Accrued legal, audit and professional fees	10,681	13,343
Accrued taxes-other than income taxes	12,073	8,900
Accrued commissions	4,954	7,511
Accrued contingent consideration	10,182	2,194
Other accrued expenses (1)	33,479	27,733
	$188,744	$170,856

(1)	Includes liabilities related to the Company’s 401(k) Plans.